Unaudited Condensed Interim Consolidated Statements of Cash Flows - CAD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net loss for the period	$ (2,357,257)	$ (2,317,843)
Adjustments for non-cash items:
Depreciation on right-of-use assets	15,840	15,840
Interest expenses and accretion	1,418	3,461
Issuance of warrants for services (Note 10)		238,107
Issuance of shares for services (Note 13)		92,443
Gain on change in fair value of derivative liabilities	47,412	(1,052,807)
Premium on flow-through shares (Note 12)	(2,016,543)	(603,328)
Stock-based compensation	169,066	630,689
Loss on debt settlement (Note 13)	98,416
Taxes and Penalties (Note 12)	339,026
Foreign exchange loss		12,236
Net change in non-cash working capital items:
Sales tax receivable	(154,763)	113,098
Prepaids and deposits	(665,353)	301,854
Due from related party		10,287
Accounts payable and accrued liabilities	1,936,615	101,101
Due to related parties	31,545	155,849
Cash Flows used in Operating Activities	(2,554,578)	(2,299,013)
Financing Activities
Proceeds from equity financing	34,941,250	7,707,292
Share issuance costs	(2,744,501)	(215,376)
Payment on redemption of restricted share unit		(546,476)
Lease payments	(17,913)	(17,914)
Cash Flows from Financing Activities	32,178,836	6,927,526
Investing Activities
Payments for exploration and evaluation assets	(3,755,065)	(2,179,251)
Cash Flows (used in) Investing Activities	(3,755,065)	(2,179,251)
Increase	25,869,193	2,449,262
Cash, beginning of period	2,526,957	3,840,880
Cash, end of period	$ 28,396,150	$ 6,290,142